International Equity Index Fund Average Annual Total Returns			12 Months Ended	44 Months Ended	60 Months Ended	120 Months Ended	127 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index - Net (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			31.22%	6.79%	8.93%	8.18%
Institutional | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			31.42%		8.62%	8.15%	6.63%
Performance Inception Date		Jun. 01, 2015
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		28.74%	11.78%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		19.00%	9.88%
Investor | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			30.96%	12.98%
Performance Inception Date		Apr. 29, 2022

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.